Real Estate Owned - Summary of Real Estate Owned Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Real Estate Properties [Line Items]
Balance, beginning of year	$ 281
Sale of real estate owned	(266)
Loss on sale of real estate owned	(15)	$ 43
Balance, end of year	0	281
Commercial Properties [Member]
Real Estate Properties [Line Items]
Sale of real estate owned		(90)
Residential Properties [Member]
Real Estate Properties [Line Items]
Sale of real estate owned		(54)
Bank Properties [Member]
Real Estate Properties [Line Items]
Balance, beginning of year	281
Sale of real estate owned	(266)	(950)
Loss on sale of real estate owned	$ (15)
Balance, end of year		$ 281